Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000097532
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Value Fund Class A (including sales charges) ($27,601)
Average Annual Return, Percent	15.99%	10.29%		10.69%
C000097534
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Value Fund Class C (including sales charges) ($27,191)
Average Annual Return, Percent	21.23%	10.78%		10.52%
C000097536
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Value Fund Class R ($28,574)
C000253700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Value Fund Class S ($29,391)
C000097539
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Value Fund Institutional 2 Class ($30,260)
C000121787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Value Fund Institutional 3 Class ($30,401)
C000097541
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Global Value Fund Institutional Class ($30,054)
C000198586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Overseas Core Fund Class A (including sales charges) ($18,112)
Average Annual Return, Percent	34.96%	9.25%	7.72%
C000198590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Overseas Core Fund Institutional 2 Class ($19,733)
C000198591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Overseas Core Fund Institutional 3 Class ($19,822)
C000198589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Overseas Core Fund Institutional Class ($19,617)
Without Sales Load [Member] | C000097532
Average Annual Return [Line Items]
Average Annual Return, Percent	23.10%	11.61%		11.34%
Without Sales Load [Member] | C000097534
Average Annual Return [Line Items]
Average Annual Return, Percent	22.23%	10.78%		10.52%
Without Sales Load [Member] | C000097536
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%	11.34%		11.07%
Without Sales Load [Member] | C000253700
Average Annual Return [Line Items]
Average Annual Return, Percent	23.49%	11.69%		11.38%
Without Sales Load [Member] | C000097539
Average Annual Return [Line Items]
Average Annual Return, Percent	23.49%	11.96%		11.71%
Without Sales Load [Member] | C000121787
Average Annual Return [Line Items]
Average Annual Return, Percent	23.52%	12.02%		11.76%
Without Sales Load [Member] | C000097541
Average Annual Return [Line Items]
Average Annual Return, Percent	23.50%	11.91%		11.63%
Without Sales Load [Member] | C000198586
Average Annual Return [Line Items]
Average Annual Return, Percent	43.13%	10.55%	8.52%
Without Sales Load [Member] | C000198590
Average Annual Return [Line Items]
Average Annual Return, Percent	43.61%	10.92%	8.88%
Without Sales Load [Member] | C000198591
Average Annual Return [Line Items]
Average Annual Return, Percent	43.55%	10.96%	8.94%
Without Sales Load [Member] | C000198589
Average Annual Return [Line Items]
Average Annual Return, Percent	43.47%	10.85%	8.80%
Columbia Threadneedle: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) ($34,799)
Average Annual Return, Percent	21.33%	12.46%		13.28%
Columbia Threadneedle: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) ($34,799)
Average Annual Return, Percent	21.33%	12.46%		13.28%
Columbia Threadneedle: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) ($34,799)
Average Annual Return, Percent	21.33%	12.46%		13.28%
Columbia Threadneedle: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) ($34,799)
Average Annual Return, Percent	21.33%	12.46%		13.28%
Columbia Threadneedle: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) ($34,799)
Average Annual Return, Percent	21.33%	12.46%		13.28%
Columbia Threadneedle: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) ($34,799)
Average Annual Return, Percent	21.33%	12.46%		13.28%
Columbia Threadneedle: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net) ($34,799)
Average Annual Return, Percent	21.33%	12.46%		13.28%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($19,464)
Average Annual Return, Percent	34.63%	10.78%	8.70%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($19,464)
Average Annual Return, Percent	34.63%	10.78%	8.70%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($19,464)
Average Annual Return, Percent	34.63%	10.78%	8.70%
Columbia Threadneedle: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) ($19,464)
Average Annual Return, Percent	34.63%	10.78%	8.70%
Columbia Threadneedle: MSCI World Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index (Net) ($27,822)
Average Annual Return, Percent	22.63%	12.22%		10.77%
Columbia Threadneedle: MSCI World Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index (Net) ($27,822)
Average Annual Return, Percent	22.63%	12.22%		10.77%
Columbia Threadneedle: MSCI World Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index (Net) ($27,822)
Average Annual Return, Percent	22.63%	12.22%		10.77%
Columbia Threadneedle: MSCI World Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index (Net) ($27,822)
Average Annual Return, Percent	22.63%	12.22%		10.77%
Columbia Threadneedle: MSCI World Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index (Net) ($27,822)
Average Annual Return, Percent	22.63%	12.22%		10.77%
Columbia Threadneedle: MSCI World Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index (Net) ($27,822)
Average Annual Return, Percent	22.63%	12.22%		10.77%
Columbia Threadneedle: MSCI World Value Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index (Net) ($27,822)
Average Annual Return, Percent	22.63%	12.22%		10.77%